Annual Total Returns- DWS International Growth VIP (Class A) [BarChart] - Class A - DWS International Growth VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.39%)	18.60%	22.08%	0.21%	(1.23%)	3.72%	25.47%	(16.69%)	31.22%	22.69%